Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS USED IN FINANCING ACTIVITIES
Total cash at the end of the period	$ 1
Alps Global Holding Berhad [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax			$ (2,398,575)	$ (582,060)
Changes in working capital:
Amortization of intangible assets			44,807	91,773
Amortization of right-of-use assets			403,019	326,992
Depreciation of property, plant and equipment			455,613	479,861
Gain on disposal of other investment			(215)
Interest expenses			42,844	46,608
Impairment losses on investment in associates				250
Impairment losses on investment in unquoted shares				343
Property, plant and equipment written off			14,083	69,162
Share of results of associates			(3,421)	(1,635)
Operating loss before changes in working capital			(1,441,845)	431,294
Inventories			26,235	221,538
Trade receivables			(55,478)	86,723
Other receivables, deposits and prepayments			25,595	12,226
Trade payables			46,342	(8,612)
Other payables and accruals			149,099	(706,471)
Net cash inflow/ (outflow) from operating activities			(1,250,052)	36,698
Tax refund/(paid)			(116,691)	(150,267)
Net Cash Used In Operating Activities			(1,366,743)	(113,569)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of associates			(1,492,955)	(674)
Repayment from associates			159	(13,153)
Purchase of property, plant and equipment			(221,317)	(274,467)
Net Cash Used In Investing Activities			(1,714,113)	(288,294)
CASH FLOWS USED IN FINANCING ACTIVITIES
Issue of shares for cash			2,317,209
Advances from directors			1,451,612	604,753
Interest paid			(42,844)	(46,608)
Repayment of hire purchase liabilities			(10,544)	(22,677)
Repayment of lease liabilities			(414,819)	(322,547)
Net cash inflow from financing activities			3,300,614	212,921
Net increase in cash and cash equivalents			219,758	(188,942)
Effect of exchange differences			(21,105)	(24,161)
Cash at the beginning of the period	460,467	$ 261,814	261,814	474,917
Total cash at the end of the period			460,467	261,814
Alps Life Science Inc [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	(1,208,560)	(856,261)
Changes in working capital:
Amortization of intangible assets	24,668	16
Amortization of right-of-use assets	232,510	155,503
Depreciation of property, plant and equipment	250,522	224,071
Interest expenses	17,141	12,885
Share of results of associates	(33,455)	3,068
Operating loss before changes in working capital	(717,174)	(460,718)
Inventories	(132,418)	(39,248)
Trade receivables	(250,317)	(473,838)
Other receivables, deposits and prepayments	(38,959)	48,200
Trade payables	262,930	390,927
Advance from customers	151,781
Other payables and accruals	(19,703)	35,413
Net cash inflow/ (outflow) from operating activities	(743,860)	(499,264)
Tax refund/(paid)	12,207	(88,571)
Net Cash Used In Operating Activities	(731,653)	(587,835)
CASH FLOWS USED IN INVESTING ACTIVITIES
Repayment from associates	2,404	2,167
Purchase of property, plant and equipment	(72,659)	(160,272)
Net Cash Used In Investing Activities	(70,255)	(158,105)
CASH FLOWS USED IN FINANCING ACTIVITIES
Issue of shares for cash		786,853
Advances from directors	1,034,805	414,986
Interest paid	(17,141)	(13,349)
Repayment of hire purchase liabilities	(5,110)	(5,528)
Repayment of lease liabilities	(154,424)	(168,080)
Net cash inflow from financing activities	858,130	1,014,882
Net increase in cash and cash equivalents	56,222	268,942
Effect of exchange differences	8,515	(63,382)
Cash at the beginning of the period	460,467	261,814	261,814
Total cash at the end of the period	525,204	467,374	460,467	261,814
Cilo Cybin Holdings Limited [member]
Changes in working capital:
Other payables and accruals			132,454	317,243
Net cash inflow/ (outflow) from operating activities			632,283	(222,761)
Net inflow/ (outflow) from operating activities			632,283	(222,761)
CASH FLOWS USED IN FINANCING ACTIVITIES
Issue of shares for cash			54,676,686
Proceeds from shareholders loan			160,000	405,000
Repayment of shareholders loan				(115,000)
Proceeds from proposed share subscription			7,729,503
Net cash inflow from financing activities			62,566,189	290,000
Net increase in cash and cash equivalents			63,198,472	67,239
Cash at the beginning of the period	$ 63,275,711	$ 77,239	77,239	10,000
Total cash at the end of the period			$ 63,275,711	$ 77,239